MFS(R) / SUN LIFE SERIES TRUST

                                HIGH YIELD SERIES

                             STRATEGIC INCOME SERIES

            Supplement dated August 1, 2003 to the Current Prospectus

The Lehman Brothers High Yield Index returns contained in the High Yield Series and Strategic Income Series "Performance Tables" of the MFS/ Sun Life Series Trust Prospectus, dated May 1, 2003, are hereby restated as follows:

For High Yield Series -

                                      1 Year       5 Years     10 Years
                                      ------       -------     --------
 Lehman Brothers High Yield Index+*   (1.41)%       0.38%      5.86%

-------------------
+    Source: Standard & Poor's Micropal, Inc.

** The Lehman Brothers High Yield Index measures the performance of the high-yield bond market.

For Strategic Income Series -

                                      1 Year       Life*

 Lehman Brothers High Yield Index+*   (1.41)%      (0.38)%

-------------------
*    Index return is from May 1, 1998 through December 31, 2002.

+    Source: Standard & Poor's Micropal, Inc.

** The Lehman Brothers High Yield Index measures the performance of the high-yield bond market.

                 The date of this Supplement is August 1, 2003.